INCOME TAXES (Details Narrative)	12 Months Ended
Dec. 31, 2024 USD ($)
Income Tax Disclosure [Abstract]
Valuation allowance increased amount	$ 1,770,000
Net operating loss	8,200,000
Net operating loss carryforwards	$ 20,400,000